RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Hedging derivatives - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	$ 271,975,564	$ 231,392,733
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,509,201	1,056,736
Derivatives | Hedging derivative liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	56,627	94,298
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial liabilities [line items]
Notional amount	1,326,995	6,211,399
Financial liabilities	56,627	94,298
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Central counterparties [member]
Disclosure of financial liabilities [line items]
Notional amount	$ 387,873	$ 3,318,104